Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Payments of principal due under loan agreement	$ 175,000
1 monthly installment of $12,500 [Member]
Payments of principal due under loan agreement	12,500
3 monthly installments of $17,500 [Member]
Payments of principal due under loan agreement	52,500
4 monthly installments of $20,000 [Member]
Payments of principal due under loan agreement	80,000
Final Installment [Member]
Payments of principal due under loan agreement	$ 30,000